Subsequent Events (Details)					2 Months Ended	6 Months Ended		12 Months Ended
	Nov. 30, 2015 USD ($) $ / shares	Nov. 25, 2015 USD ($)	Apr. 27, 2015 USD ($)	Apr. 21, 2015 USD ($)	Dec. 04, 2015 USD ($) lease option	Oct. 02, 2015 USD ($)	Oct. 03, 2014 USD ($)	Apr. 03, 2015 USD ($)	Mar. 28, 2014 USD ($)	Mar. 29, 2013 USD ($)
The Royal Bank of Scotland, PLC
Subsequent Event [Line Items]
Receivables purchase facility, maximum funding				$ 450,000,000
Computer Sciences GS Business
Subsequent Event [Line Items]
Proceeds from business dispositions						$ 34,000,000	$ 3,000,000	$ 3,000,000	$ 171,288,000	$ 1,707,000
Computer Sciences GS Business | Subsequent Event
Subsequent Event [Line Items]
Dividends declared (in USD per share) | $ / shares	$ 0.10
Share repurchase program, authorized amount	$ 400,000,000
Computer Sciences GS Business | Subsequent Event | Pension Plan
Subsequent Event [Line Items]
Contingent future contribution to pension plan on or before August 31, 2018		$ 50,000,000
Contingent future contribution to pension plan on or before the last day of FY 2019		$ 50,000,000
Contingent future contribution to pension plan, net leverage ratio threshold		2.75
Contingent future contribution to pension plan, funded percentage threshold		80.00%
Computer Sciences GS Business | Subsequent Event | Computer Sciences Corporation
Subsequent Event [Line Items]
Annual net maintenance fee					$ 30,000,000
Annual net maintenance fee, term of agreement					5 years
Revenue threshold for additional annual maintenance fee					$ 7,000,000,000.0
Additional annual net maintenance fee percentage					0.50%
Annual net maintenance fee, number of extension options | option					1
Annual net maintenance fee, term of extension option					5 years
Term after spin-off for granting CSC rights for intellectual property					6 months
Number of operating leases assumed | lease					90
Computer Sciences GS Business | Subsequent Event | Cloud Computing Solutions | Computer Sciences Corporation
Subsequent Event [Line Items]
Revenue threshold for additional annual maintenance fee					$ 600,000,000
Additional annual net maintenance fee percentage					5.00%
Maryland Medicaid Enterprise Restructuring Project | Computer Sciences GS Business
Subsequent Event [Line Items]
Term of receivables purchase facility commitment				1 year
Welkin Associates Limited | Computer Sciences GS Business
Subsequent Event [Line Items]
Proceeds from business dispositions			$ 34,000,000
Gain (loss) on divestiture of business			$ 14,000,000